Redeemable Convertible Preferred Shares (Details)				1 Months Ended																	12 Months Ended
	Nov. 30, 2023 CNY (¥) shares	Oct. 31, 2023 shares	Aug. 30, 2021 shares	Aug. 31, 2023 shares	Jun. 30, 2022 shares	Aug. 31, 2021 shares	Jul. 31, 2021 shares	Feb. 28, 2021 USD ($) $ / shares shares	Jul. 31, 2019 CNY (¥)	Jul. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($) $ / shares shares	Nov. 30, 2017 CNY (¥) shares	Nov. 30, 2017 USD ($) $ / shares shares	Jul. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($) $ / shares shares	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($) $ / shares shares	Apr. 30, 2016 CNY (¥)	Apr. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 30, 2023 shares	Jan. 01, 2022 shares	Dec. 31, 2021 USD ($)
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)			364,592
Cash consideration								$ 1													¥ 1,778,141,994				¥ 244,253,861
Number of share issued (in Shares)				16,972
Number of warrants issued (in Shares)			388,695
Discount of pre-money validation of ordinary shares								30.00%
Ordinary share price (in Dollars per share) | $ / shares								$ 10,000,000
Number of subscription shares (in Shares)								262,395
Class of warrant subscriptions (in Shares)								582,819
Class of warrant issued, price per share (in Dollars per share) | $ / shares								$ 11.832
Shares And Class of Warrant Subscriptions Maximum Issuance Capacity | $								$ 5,000,000
Option exercise period								2 years
Class of warrant issued during period (in Shares)																					1,115,505						1,115,505
Warrant exercise price (in Dollars per share) | $ / shares																											$ 1
Shares acquired (in Shares)																					1,115,505	1,115,505
Exercised share (in Shares)		180,807																					361,614	361,614
Warrant in exchange of ordinary shares (in Shares)			388,695
Redeemable convertible preferred shares, number of shares converted (in Shares)																												11,938
Redemption price percentage																					100.00%						100.00%
Redeemable convertible preferred shares issue price percentage																					12.00%						12.00%
Percentage of redemption price																					8.00%						8.00%
Dividends																					5.00%	5.00%
Net of issuance costs | $
Option based fair value																							¥ 2,600,000	$ 400,000
Proceeds received | $																						10,000,000
Fair value of the warrant																					¥ 36,000,000	$ 5,600,000
Extinguishment loss | ¥																									727,995
Accumulated deficit (in Yuan Renminbi)																					¥ (1,644,382,306)		(1,478,040,573)				$ (231,606,404)
Percentage of fair value																					10.00%						10.00%
Percentage of extinguishment accounting																					10.00%	10.00%
Percentage of considered non-substantive																					10.00%	10.00%
2021 Warrant [Member]
Redeemable Convertible Preferred Shares [Line Items]
Number of warrants issued (in Shares)								582,819
Warrant [Member]
Redeemable Convertible Preferred Shares [Line Items]
Exercised share (in Shares)							1,115,505
Fair value of the warrant																					¥ 74,200,000	$ 11,600,000
PFI Warrant [Member]
Redeemable Convertible Preferred Shares [Line Items]
Number of warrants issued (in Shares)						388,695
Exercised share (in Shares)						388,695
Shareholder Loans [Member]
Redeemable Convertible Preferred Shares [Line Items]
Converted shares (in Shares)								106,897
Conversion loan amount | $								$ 4,100,000
Convertible Debt [Member]
Redeemable Convertible Preferred Shares [Line Items]
Aggregate principal amount | $																											$ 4,200,000
Unpaid interest | $																						$ 4,000,000
Conversion percentage																					50.00%	50.00%
Extinguishment loss																							¥ 34,700,000	$ 224,400,000
C-1 investors [Member]
Redeemable Convertible Preferred Shares [Line Items]
Number of warrants issued (in Shares)																					265,622						265,622
Fixed interest rate																					8.00%						8.00%
Total consideration | $																						$ 1
C-1 investors [Member] | Shareholder Loans [Member]
Redeemable Convertible Preferred Shares [Line Items]
Cash consideration | $																						$ 4,900,000
Internal Round Investors [Member]
Redeemable Convertible Preferred Shares [Line Items]
Cash consideration | $
Two Thousand Twenty One Warrant [Member] | Convertible Debt [Member]
Redeemable Convertible Preferred Shares [Line Items]
Conversion percentage																					50.00%	50.00%
February 2021 Shareholders Loan [Member]
Redeemable Convertible Preferred Shares [Line Items]
Class of warrant issued during period (in Shares)																					267,064						267,064
HL Option [Member]
Redeemable Convertible Preferred Shares [Line Items]
Fair value of the warrant																					¥ 25,500,000	$ 4,000,000
February 2021 Shareholders Loan [Member]
Redeemable Convertible Preferred Shares [Line Items]
Proceeds from issuance of loan | $																						4,900,000
Financial liabilities at their fair value																					12,400,000						$ 1,900,000
Warrant																					34,000,000	5,300,000
Ordinary shares value																					211,000,000	$ 33,100,000
February 2021 Shareholders Loan [Member] | Warrant [Member]
Redeemable Convertible Preferred Shares [Line Items]
Financial liabilities at their fair value																					16,700,000						2,600,000
February 2021 Shareholders Loan [Member] | Ordinary Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Financial liabilities at their fair value																					¥ 2,400,000						$ 400,000
Black River [Member] | Ordinary Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Warrant in exchange of ordinary shares (in Shares)						5,072,000
Series A Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)																				724,939
Preferred stock value per share (in Dollars per share) | $ / shares																				$ 7.2
Cash consideration																			¥ 33,900,000	$ 5,200,000
Series A-1 Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)																		276,940
Preferred stock value per share (in Dollars per share) | $ / shares																		$ 16.8
Cash consideration																	¥ 31,500,000	$ 4,700,000
Series B Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)																227,751
Preferred stock value per share (in Dollars per share) | $ / shares																$ 30.72
Cash consideration															¥ 47,600,000	$ 7,000,000
Series B-1 Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)														228,813
Preferred stock value per share (in Dollars per share) | $ / shares														$ 35.36
Cash consideration													¥ 53,500,000	$ 8,100,000
Series B-1 Redeemable Convertible Preferred Shares [Member] | Investor [Member]
Redeemable Convertible Preferred Shares [Line Items]
Cash consideration | $														$ 2,000,000
Number of share issued (in Shares)													56,688	56,688
Series B 2 Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)										51,398		205,594
Preferred stock value per share (in Dollars per share) | $ / shares										$ 48.64		$ 48.64
Cash consideration									¥ 17,200,000	$ 2,500,000	¥ 68,500,000	$ 10,000,000
Preferred shares issued to convertible loan (in Shares)												130,533
Conversion loan amount | ¥	¥ 8,500,000
Series C Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)										110,578
Preferred stock value per share (in Dollars per share) | $ / shares										$ 57.12
Cash consideration									43,400,000	$ 6,300,000
Series C Redeemable Convertible Preferred Shares [Member] | March 2019 Convertible Loan [Member]
Redeemable Convertible Preferred Shares [Line Items]
Number of share issued (in Shares)																					47,500	47,500
Series C Redeemable Convertible Preferred Shares [Member] | March 2019 Shareholder Loan [Member]
Redeemable Convertible Preferred Shares [Line Items]
Number of share issued (in Shares)																					75,643	75,643
Series C Redeemable Convertible Preferred Shares [Member] | Option Holder [Member]
Redeemable Convertible Preferred Shares [Line Items]
Cash consideration									¥ 13,700,000	$ 2,000,000
Series C Redeemable Convertible Preferred Shares [Member] | Two Thousand And Seventeen Stock Option [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred stock value per share (in Dollars per share) | $ / shares										$ 57.12
Series C-One Redeemable Convertible Preferred Share [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)								262,395
Preferred stock value per share (in Dollars per share) | $ / shares								$ 38.08
Cash consideration | $								$ 10,000,000
Converted shares (in Shares)																					106,897	106,897
Conversion price (in Dollars per share) | $ / shares																											$ 38.08
Proceeds from issuance of loan | $																						$ 5,100,000
Financial liabilities at their fair value																					¥ 12,900,000						$ 2,000,000
Convertible preferred shares																									13,600,000	$ 2,100,000
Shareholders loan																									24,800,000					$ 3,900,000
Series C-One Redeemable Convertible Preferred Share [Member] | Warrant [Member]
Redeemable Convertible Preferred Shares [Line Items]
Financial liabilities at their fair value																					17,100,000						2,700,000
Series C-One Redeemable Convertible Preferred Share [Member] | Ordinary Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Financial liabilities at their fair value																					¥ 1,800,000						$ 300,000
Series C-One Redeemable Convertible Preferred Share [Member] | C-1 investors [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)								132,855
Preferred stock value per share (in Dollars per share) | $ / shares								$ 38.08
Cash consideration | $																						$ 5,100,000
Series C-One Redeemable Convertible Preferred Share [Member] | Black River [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)						364,592
Class A Ordinary Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Ordinary shares issued (in Shares)																					20,028,168		5,638,277				20,028,168
Exercised share (in Shares)					361,614
Redeemable convertible preferred shares, number of shares converted (in Shares)	4,507,844
Ordinary shares authorized (in Shares)																					55,248,154		55,248,154				55,248,154
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Cash consideration | ¥																					¥ 1,642,299				¥ 455,728
Number of share issued (in Shares)																					14,374,669	14,374,669			4,401,663	4,401,663
Ordinary shares issued (in Shares)																							5,638,277						5,276,663
Exercised share (in Shares)																							361,614	361,614
Ordinary shares authorized (in Shares)																							55,248,154						55,248,154
Class A Ordinary Shares [Member] | C-1 Investors [Member]
Redeemable Convertible Preferred Shares [Line Items]
Ordinary shares issued (in Shares)								4,360,266
Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Redemption price percentage																					100.00%						100.00%
Redeemable convertible preferred shares issue price percentage																					8.00%						8.00%
Percentage of redemption price																					100.00%						100.00%
Adjustments reduction of additional paid-in capital																					¥ 110,100,000	$ 15,600,000	¥ 36,200,000	$ 5,400,000
Redeemable Convertible Preferred Shares [Member] | Convertible Debt [Member]
Redeemable Convertible Preferred Shares [Line Items]
Percentage of redemption price																					100.00%						100.00%
Redeemable Convertible Preferred Shares [Member] | Convertible Debt [Member]
Redeemable Convertible Preferred Shares [Line Items]
Redeemable convertible preferred shares issue price percentage																					12.00%						12.00%
Class B Ordinary Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Ordinary shares issued (in Shares)																					875,000		875,000				875,000
Ordinary shares authorized (in Shares)																					875,000		875,000				875,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Cash consideration | ¥
Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Shares [Line Items]
Accumulated deficit (in Yuan Renminbi) | ¥																							¥ 72,900,000
Percentage of fair value																					10.00%						10.00%
Option Holder [Member] | Series C Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)																					56,688						56,688
Option Holder [Member] | Series C Redeemable Convertible Preferred Shares [Member] | Two Thousand And Seventeen Stock Option [Member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred shares transferred (in Shares)										56,688
2017 Option [Member] | Series B-1 Redeemable Convertible Preferred Shares [Member] | Investor [Member]
Redeemable Convertible Preferred Shares [Line Items]
Cash consideration | ¥													¥ 13,300,000